Business Combinations and Asset Acquisition (Details 4) - RS&T [Member]	Dec. 27, 2016 USD ($)
Cash	$ 4,104
Fixed assets	21,369
Deposits	862,500
Accounts payable	(103,672)
Loan from WEBA	(500,000)
Loan from GlyEco	(362,500)
Intangible assets	78,559
Total	$ 360